Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Supplemental Cash Flow Disclosures

NOTE 19 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Interest paid	$108,510	$96,241	$88,208
Income taxes paid (refunded)	48,876	175,629	(62,042)

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards. In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

TDS:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Common Shares withheld	109,061	265,748	49,840
Special Common Shares withheld	-	-	1,381

Aggregate value of Common Shares withheld	$2,751	$7,639	$1,102
Aggregate value of Special Common Shares withheld	$-	$-	$33

Cash receipts upon exercise of stock options	732	12,092	16
Cash disbursements for payment of taxes	(2,751)	(2,438)	(1,135)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(2,019)	$9,654	$(1,119)

U.S. Cellular:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Common Shares withheld	163,355	606,582	92,846

Aggregate value of Common Shares withheld	$6,868	$25,179	$3,604

Cash receipts upon exercise of stock options	5,166	10,468	900
Cash disbursements for payment of taxes	(4,336)	(4,684)	(3,105)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$830	$5,784	$(2,205)

Under the American Recovery and Reinvestment Act of 2009 (“the Recovery Act”), TDS Telecom was awarded $105.1 million in federal grants and will provide $30.9 million of its own funds to complete 44 projects to provide broadband access in unserved areas. TDS Telecom received $15.3 million, $41.9 million, and $16.7 million in grants in 2014, 2013 and 2012, respectively. TDS Telecom has received cumulative grants of $78.9 million as of December 31, 2014. These funds reduced the carrying amount of the assets to which they relate. TDS Telecom had recorded $14.2 million and $23.6 million in grants receivable at December 31, 2014 and 2013, respectively. These amounts were included as a component of Accounts receivable, Other, in the Consolidated Balance Sheet.

On September 27, 2012, the FCC conducted a single round, sealed bid, reverse auction to award up to $300 million in one-time Mobility Fund Phase I support to successful bidders that commit to provide 3G, or better, wireless service in areas designated as unserved by the FCC.  This auction was designated by the FCC as Auction 901. U.S. Cellular and several of its wholly-owned subsidiaries participated in Auction 901 and were winning bidders in eligible areas within 10 states and will receive up to $40.1 million in one-time support from the Mobility Fund. These funds when received reduce the carrying amount of the assets to which they relate or offset operating expenses. In connection with these winning bids, in June 2013, U.S. Cellular provided $17.4 million letters of credit to the FCC, of which the entire amount remained outstanding as of December 31, 2014. U.S. Cellular has received $13.4 million in support funds as of December 31, 2014, of which $1.9 million is included as a component of Other assets and deferred charges in the Consolidated Balance Sheet and $11.5 million reduced the carrying amount of the assets to which they relate, which are included in Property, plant and equipment in the Consolidated Balance Sheet.